Short-Term Debt	6 Months Ended
Mar. 31, 2025
Short-Term Debt [Abstract]
SHORT-TERM DEBT
8.	SHORT-TERM DEBT

The short-term debt was as follows:

	September 30, 2024	March 31, 2025
	RMB	RMB
Short-term debt	32,070	35,702

During the six months ended March 31, 2025, the Company entered into loan agreements with certain third parties to borrow an aggregation of RMB 21,988 (equivalent of US$3,030). The loans bore an interest rate of 3.85% per annum and payable in twelve months.

During the six months ended March 31, 2024, the Company entered into loan agreements with certain third parties to borrow an aggregation of RMB 12,346 (equivalent of US$1,710). The loans bore an interest rate of 3.85% per annum and payable in twelve months. During the six months ended March 31, 2024, the Company also repaid loans of RMB 4,254 (equivalent of US$589) to third parties.